Impairment of non-current assets - Exploration and production (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment of non-current assets
Impairment loss - exploration and production segment (reversal of impairment loss) recognized in profit or loss	$ (480,180)	$ (2,741,092)	$ (890,248)
Oilfields
Impairment of non-current assets
Impairment loss - exploration and production segment (reversal of impairment loss) recognized in profit or loss	(495,554)	(2,733,105)	(888,156)
Investment in joint ventures
Impairment of non-current assets
Impairment loss - exploration and production segment (reversal of impairment loss) recognized in profit or loss	$ 15,374	$ (7,987)	$ (2,092)